Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) [Line Items]
Derivative liabilities		$ 7,181
Fair value warrant liability	$ 2,265	11,273
Series A Convertible Preferred Stock [Member]
Financial Instruments (Details) [Line Items]
Derivative liabilities		11,273
Fair value warrant liability	$ 3,171	$ 7,181